EXPLORATION AND EVALUATION PROPERTIES - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in property, plant and equipment
At beginning of period	$ 170,000
At end of period	181,993	$ 170,000
Mineral Properties
Changes in property, plant and equipment
At beginning of period	170,000	242,743
Impairments		(72,429)
Derecognition		(314)
Acquisition of Contact Gold Corp. (note 12)	12,203
Farm out proceeds	(210)
At end of period	181,993	170,000
Cerro Quema | Mineral Properties
Changes in property, plant and equipment
At beginning of period	10,000	82,429
Impairments		(72,429)
At end of period	10,000	10,000
South Railroad and Lewis | Mineral Properties
Changes in property, plant and equipment
At beginning of period	160,000	160,000
Acquisition of Contact Gold Corp. (note 12)	12,203
Farm out proceeds	(210)
At end of period	$ 171,993	160,000
Monitor Gold | Mineral Properties
Changes in property, plant and equipment
At beginning of period		314
Derecognition		$ (314)